Stock options (Details )	12 Months Ended
Dec. 31, 2017 $ / shares shares
Exercise price | $ / shares	$ 1.6
Number of stock options outstanding	1,648,667
Number of stock options exercisable	1,268,867
Average remaining contractual life (years)	2 years 4 months 24 days
Range One
Exercise price | $ / shares	$ 0.76
Number of stock options outstanding	36,667
Number of stock options exercisable	36,667
Average remaining contractual life (years)	2 months
Range Two
Exercise price | $ / shares	$ 0.86
Number of stock options outstanding	22,500
Number of stock options exercisable	22,500
Average remaining contractual life (years)	6 months
Range Three
Exercise price | $ / shares	$ 1.35
Number of stock options outstanding	546,900
Number of stock options exercisable	388,767
Average remaining contractual life (years)	2 years
Range Four
Exercise price | $ / shares	$ 1.39
Number of stock options outstanding	22,500
Number of stock options exercisable	22,500
Average remaining contractual life (years)	1 year 6 months
Range Five
Exercise price | $ / shares	$ 1.45
Number of stock options outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	4 years
Range Six
Exercise price | $ / shares	$ 1.48
Number of stock options outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	3 years 6 months
Range Seven
Exercise price | $ / shares	$ 1.5
Number of stock options outstanding	100,000
Number of stock options exercisable	66,667
Average remaining contractual life (years)	3 years 8 months 24 days
Range Eight
Exercise price | $ / shares	$ 1.55
Number of stock options outstanding	40,000
Number of stock options exercisable	40,000
Average remaining contractual life (years)	1 year 2 months 12 days
Range Nine
Exercise price | $ / shares	$ 1.57
Number of stock options outstanding	30,000
Number of stock options exercisable	20,000
Average remaining contractual life (years)	2 years 1 month 6 days
Range Ten
Exercise price | $ / shares	$ 1.61
Number of stock options outstanding	25,000
Number of stock options exercisable	25,000
Average remaining contractual life (years)	1 year 1 month 6 days
Range Eleven
Exercise price | $ / shares	$ 1.67
Number of stock options outstanding	150,000
Number of stock options exercisable	150,000
Average remaining contractual life (years)	1 year 10 months 24 days
Range Twelve
Exercise price | $ / shares	$ 1.73
Number of stock options outstanding	92,600
Number of stock options exercisable	75,933
Average remaining contractual life (years)	2 years 10 months 24 days
Range Thirteen
Exercise price | $ / shares	$ 1.82
Number of stock options outstanding	185,000
Number of stock options exercisable	123,333
Average remaining contractual life (years)	2 years 9 months 18 days
Range Fourteen
Exercise price | $ / shares	$ 1.83
Number of stock options outstanding	22,500
Number of stock options exercisable	22,500
Average remaining contractual life (years)	2 years 8 months 12 days
Range Fifteen
Exercise price | $ / shares	$ 2.1
Number of stock options outstanding	300,000
Number of stock options exercisable	200,000
Average remaining contractual life (years)	2 years 8 months 12 days
Range Sixteen
Average remaining contractual life (years)	2 years 8 months 12 days